Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Leasehold improvements	$ 87,687	$ 87,687
Furniture and office equipment	33,178	26,050
Computer equipment	52,427	38,004
Motor vehicle	284,610	284,610
Less: accumulated depreciation	(145,547)	(106,766)
Total property and equipment, net	$ 312,355	$ 329,585